Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2018
Principles of consolidation

a. Principles of consolidation

The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights and/or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary (see note 2j). All significant inter-company balances and transactions are eliminated on consolidation.

Basis of presentation

b. Basis of presentation

These financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulation Act 1949 and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences, insofar as they relate to the Bank, include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred taxes, stock-based compensation, employee benefits, loan origination fees, derivative financial instruments, business combination and the presentation format and disclosures of the financial statements and related notes.

Use of estimates

c. Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment, valuation of derivatives, stock-based compensation, unrecognized tax benefits and impairment assessment of goodwill.

Cash and cash equivalents	d. Cash and cash equivalents Cash and cash equivalents comprise of cash, balances due from banks and deposits that have original maturities of 90 days or less.
Customer acquisition costs

e. Customer acquisition costs

Customer acquisition costs principally consist of commissions paid to third party referral agents who source retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred.

Investments in securities

f. Investments in securities

Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt and equity securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.

Credit substitute securities typically consist of commercial paper and short-term debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in note 8 and on concentrations of credit risk in note 12.

All other securities including mortgage and asset-backed securities are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly rated.

Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in net income.

Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.

Equity securities with readily determinable fair values and all debt securities that are not classified as HTM or HFT are classified as available for sale (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.

Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.

Transfers between categories are recorded at fair value on the date of the transfer.

Impairment of securities

g. Impairment of securities

Declines in the fair values of held to maturity and available for sale securities below their carrying value that are other than temporary are reflected in net income as realized losses, based on management’s best estimate of the fair value of the investment. The Bank conducts a review each year to identify other than temporary declines based on an evaluation of all significant factors. The Bank’s review of impairment generally entails identification and evaluation of investments that have indications of possible impairment, analysis of individual investments that have fair values of less than 95% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position, analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment and documentation of the results of these analysis, as required under business policies. Estimates of any declines in the fair values of credit substitute securities that are other than temporary are measured on a case-by-case basis together with loans to those customers. The Bank does not recognize an impairment for debt securities if the cause of the decline is related solely to interest rate increase and the Bank does not intend to sell the security and it is not more likely than not that the Bank will be required to sell the security before recovery of its amortized cost basis.

Loans

h. Loans

The Bank grants retail and wholesale loans to customers.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses.

Interest is accrued on the unpaid principal balance and is included in interest income. Loans are generally placed on “non-accrual” status when interest or principal payments are past due for a specified period, at which time no further interest is accrued and overdue interest is written off against interest income. Interest income on loans placed on non-accrual status is recognized when received. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are generally placed on “non-accrual” status when interest or principal payments are three months past due or if they are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.

Allowance for credit losses

i. Allowance for credit losses

The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio which includes troubled debt restructuring. The allowance for credit losses consists of allowances for retail loans and wholesale loans.

Retail

The Bank’s retail loan loss allowance consists of specific and unallocated allowances.

The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due and the nature of the security available. Additionally the Bank monitors loan to value ratios for loan against securities. The loans are charged off against allowances typically when the account becomes 180 to 1,083 days past due depending on the type of loan. The defined delinquency levels at which major loan types are charged off are 180 days past due for personal loans, credit card receivables, auto loans, commercial vehicle and construction equipment finance, 720 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believes that any future cash flows from these loans are remote including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements are not feasible.

The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its unallocated allowance for retail loans based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

Wholesale

The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance may not be recovered. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.

The Bank establishes specific allowances for each impaired wholesale loan customer in the aggregate for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent.

Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed.

The Bank has also established an unallocated allowance for wholesale standard loans based on the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its wholesale unallocated allowance based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio.

Sales/transfer of receivables

j. Sales/transfer of receivables

The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the special purpose entities (SPEs) route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to SPEs, formerly qualifying special purpose entities (QSPEs) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.

Effective April 1, 2010, upon adoption of ASU 2009-16, the Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE. The scope conditions examined include whether the entities’ equity investment at risk is insufficient to finance the activities without subordinated financial support and whether the holders of equity lack the characteristics of a financial interest. A controlling financial interest includes characteristics such as ability to make decisions through voting or similar rights, unlimited obligation to absorb the entities expected losses, and unlimited rights to receive the entities expected residual returns.

Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.

Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

Property and equipment

k. Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets.

Impairment or disposal of tangible long-lived assets

l. Impairment or disposal of tangible long-lived assets

Whenever events or circumstances indicate that the carrying amount of tangible long lived assets may not be recoverable, the Bank subjects such long lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

Income tax

m. Income tax

Income tax expense/benefit consists of the current tax expense and the net change in deferred tax assets or liabilities during the year.

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying values of assets and liabilities for financial reporting purposes and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized based on management’s judgment. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax assets or liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is greater than 50 percent likely of being realized upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. The Bank’s policy is to include interest income, interest expense and penalties on overpayments and underpayment of income taxes within income tax expense in the consolidated statement of income. Interest income on overpayments of income taxes is recognized when the related matter is resolved.

The Bank accounts for dividend distribution tax in equity in the year in which a dividend is declared.

Revenue recognition

n. Revenue recognition

Interest income from loans and from investments is recognized on an accrual basis using effective interest method when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received.

Nominal loan application fees are charged which offset the related costs incurred.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment, provided the amounts are collectible.

Dividends from investments are recognized when declared.

Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.

Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

Foreign currency transactions

o. Foreign currency transactions

The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income under foreign exchange transactions.

For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive income (OCI).

Stock-based compensation	p. Stock-based compensation The fair value of stock-based compensation is estimated on the date of each grant based on a pricing model. For further information, see note 22.
Debt issuance costs	q. Debt issuance costs Issuance costs of long-term debt are amortized over the tenure of the debt.
Earnings per share

r. Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in note 29.

Segment information	s. Segment information The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in note 26.
Derivative financial instruments

t. Derivative financial instruments

The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income under derivative gain/(loss) in the period of change.

The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.

The Bank enters into interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically offsets these risks in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

Business combination

u. Business combination

The Bank accounts for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The application of the purchase method requires certain estimates and assumptions, especially concerning the determination of the fair values of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact the Bank’s future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.

Goodwill and other intangibles

v. Goodwill and other intangibles

Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. This analysis is a two-step process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step is to be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated balance sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Intangible assets consist of branch network representing contractual and non-contractual customer relationships, customer list, core deposit intangible and favorable leases. These are amortized over their estimated useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	1 to 15	Straight-line

Recently adopted accounting standards

w. Recently adopted accounting standards

In March 2016, the FASB issued ASU 2016-05 “Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”. The update clarifies the hedge accounting impact when there is a change in one of the counterparties to the derivative contract (i.e., a novation). It clarifies that a change in the counterparty to a derivative contract, in and of itself, does not require the dedesignation of a hedging relationship. An entity will, however, still need to evaluate whether it is probable that the counterparty will perform under the contract as part of its ongoing effectiveness assessment for hedge accounting. Entities have the option to adopt the update on a prospective basis to new derivative contract novations or on a modified retrospective basis. The Bank adopted the provisions of ASU 2016-05 effective April 1, 2017. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

In March 2016, the FASB issued ASU 2016-06 “Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments”. The update clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The guidance clarifies the steps required when assessing whether the economic characteristics and risks of call (put) options are clearly and closely related to the economic characteristics and risks of their debt hosts, which is one of the criteria for bifurcating an embedded derivative. Consequently, when a call (put) option is contingently exercisable, an entity does not have to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks. The Bank adopted the provisions of ASU 2016-06 effective April 1, 2017. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

In March 2016, the FASB issued ASU 2016-07 “Investments—Equity Method and Joint Ventures (Topic 323)”. The update eliminates the requirement in Topic 323 that an entity retroactively adopt the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The Bank adopted the provisions of ASU 2016-07 effective April 1, 2017. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

In March 2016, the FASB issued ASU 2016-09 “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. The update simplifies certain aspects of the accounting for share-based payment award transactions pertaining to accounting for income tax consequences, forfeitures and classification of excess tax benefit on the statement of cash flows. The Bank adopted the provisions of ASU 2016-09 effective April 1, 2017. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operations or disclosures.

Recently issued accounting pronouncements not yet effective

x. Recently issued accounting pronouncements not yet effective

In May 2014, the FASB issued ASU No. 2014-09 “Revenue from Contracts with Customers (Topic 606)”. This update modifies the principles for revenue recognition in transactions involving contracts with customers. On March 17, 2016, the FASB issued Accounting Standards Update No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)”, that clarifies how to apply revenue recognition guidance related to whether an entity is a principal or an agent. In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606)”. This update clarifies in regard to identifying performance obligations and licensing. In May 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers (Topic 606)”. The above referred guidance will be effective for the interim and annual reporting periods beginning after December 15, 2017. The Bank expects to adopt the guidance in fiscal 2019. The ASU requires that revenue from contracts with customers is to be recognized upon transfer of goods and services in the amount of consideration expected to be recognized and transfer of nonfinancial assets, unless those contracts are within the scope of other guidance. The ASU also clarifies the guidance related to reporting revenue as a principal versus net as an agent. The ASU also requires new qualitative and quantative disclosures, including disaggregation of revenues and descriptions of performance obligations. On adoption we will describe our key sources of revenue that are within the scope of the new guidance, and include qualitative disclosures to describe how revenue is recognized for the types of services performed. We do not expect our accounting policies to change materially since the principals of revenue recognition are essentially consistent with our present guidance and practices. The Bank has examined the effect that the guidance will likely have on other revenue streams as well as changes in disclosures required by the new guidance is not expected to be material on the Bank’s financial condition or results of operations.

In January 2016, the FASB issued ASU 2016-01 “Financial Instruments—Overall (Subtopic 825-10)”. The update requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any. The amendments also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The amendments also require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Bank expects to adopt the guidance in fiscal 2019. The preliminary examination carried out by the Bank indicates that the adoption of this guidance is not expected to have a material impact on the Bank’s financial condition, results of operations, or disclosures.

In February 2016, the FASB issued ASU 2016-02 “Leases (Topic 842)”. The update generally requires recognition of lease assets and lease liabilities on the balance sheet and disclosure of key information about leasing arrangements. In particular, the guidance requires a lessee, of operating or finance leases, to recognize on the balance sheet a liability to make lease payments and a right-of-use asset representing its right to use the underlying asset for the lease term. However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. Under previous GAAP, a lessee was not required to recognize lease assets and lease liabilities arising from operating leases. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2018 and early adoption is permitted. The Bank does not plan to early adopt the ASU. The Bank expects to adopt the guidance in fiscal 2020. In January 2018, the FASB released an exposure draft wherein an amendment is proposed, if accepted, would allow the option to apply provisions of the ASU prospectively as of the effective date, without adjusting comparative periods presented. The Bank expects to recognize lease liabilities and corresponding assets at their present value predominantly related to all of the Rs. 79.3 billion of future minimum lease payments required under operating leases as disclosed in Note 27. However, these Leases which will be subject to consolidated balance sheet recognition and their initial measurement is under our evaluation. The effect of the adoption will depend on the lease portfolio at the time of transition.

In March 2016, the FASB issued ASU 2016-04 “Liabilities—Extinguishments of Liabilities (Subtopic 405-20): Recognition of Breakage for Certain Prepaid Stored-Value Products”. The update addresses the current and potential future diversity in practice related to de-recognitionof a prepaid stored-value product liability that may be unused wholly or partially for an indefinite time period. The current amendments specify how prepaid stored-value product liabilities within the update’s scope should be derecognized, thereby eliminating the current and potential future diversity in practice. The amendments in this update are to be applied either using a modified retrospective transition method by means of a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year in which the guidance is effective or retrospectively to each period presented. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2017. The Bank expects to adopt the guidance in fiscal 2019. This guidance will not impact the Bank’s financial condition, results of operations, or disclosures.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The ASU introduces a new accounting model, the Current Expected Credit Losses model (CECL), which requires earlier recognition of credit losses, while also providing transparency about credit risk. The CECL model utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held to maturity securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses is required to be adjusted each period for changes in expected lifetime credit losses. The update requires use of judgment in determining the relevant information and estimation methods that are appropriate for measurement of expected credit losses which is to be based on relevant information about past events, historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. In regard to Available-for-Sale Debt Securities, the credit losses is required to be recorded through an allowance and the ASU limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. The amendments in the ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. While early adoption is permitted beginning fiscal 2020, we do not expect to elect that option. The Bank expects to adopt the guidance in fiscal 2021. The amendments represent a significant departure from the existing GAAP. The Bank expects the update will result in an increase in the allowance for credit losses given the change to estimated losses over the contractual life adjusted for expected prepayments with an anticipated material impact from longer duration portfolios, as well as the addition of an allowance for debt securities. The Bank is evaluating the effect the ASU 2016-13 will have on its Consolidated Financial Statements and related disclosures which will also depend on the nature of the Bank’s portfolio’s at the date of adoption.

In August 2016, the FASB issued ASU 2016-15 “Statement of Cash Flows (Topic 230)”. This is intended to reduce the diversity in practice around how certain transactions are classified within the statement of cash flows. The amendments in the ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Bank expects to adopt the guidance in fiscal 2019. The preliminary evaluation carried out by the Bank indicate that the guidance will not have a material impact on the presentation and classification in the consolidated statement of cash flows. The adoption of this guidance is not expected to have any impact on the Bank’s financial condition, results of operations, except for presentation classification in the Consolidated Statement of Cash Flows.

In October 2016, the FASB issued ASU 2016-16 “Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory”. In accordance with this guidance, an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments in the ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Bank expects to adopt the guidance in fiscal 2019. This guidance is not expected to impact the Bank’s financial condition, results of operations, or disclosures.

In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows (Topic 230)—Restricted Cash”. The amendments in this update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in the ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Bank expects to adopt the guidance in fiscal 2019. The update is to be applied using a retrospective transition method for each period presented. The update will not affect the Bank’s financial condition or results of operations except the disclosures pertaining to restricted cash and restricted cash equivalents which is to be included with cash and cash equivalents while reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

In January 2017, the FASB issued ASU No. 2017-01 “Business Combinations (Topic 805)—Clarifying the Definition of a Business”. The amendment in this update narrows the definition of a business by introducing a quantitative screen as the first step, such that if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set of transferred assets and activities is not a business. If the first step is not met, then an entity needs to evaluate whether the set meets the requirement that a business include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. The amendments in the ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The amendment in this update will be applied prospectively, with early adoption permitted. The bank expects to adopt the guidance in fiscal 2019. The impact of this update will depend upon the acquisition and disposal activities of the Bank, if any.

In January 2017, the FASB issued ASU No. 2017-04 “Intangibles-Goodwill and Other (Topic 350)—Simplifying the Test for Goodwill Impairment”. The amendment in this update simplifies the subsequent measurement of goodwill impairment by eliminating the requirement to calculate the implied fair value of goodwill (i.e., the current Step 2 of the goodwill impairment test) to measure a goodwill impairment charge. The impairment test is simply the comparison of the fair value of a reporting unit with its carrying amount (the current Step 1), with the impairment charge being the deficit in fair value but not exceeding the total amount of goodwill allocated to that reporting unit. The simplified one-step impairment test applies to all reporting units (including those with zero or negative carrying amounts). The amendments in the ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The bank expects to adopt the guidance in fiscal 2021. Early adoption is permitted for interim and annual goodwill impairment testing dates after January 1, 2017. The impact of the amendments in this update will depend upon the performance of the reporting units and the market conditions impacting the fair value of each reporting unit going forward.

In March 2017, the FASB issued ASU 2017-07 “Compensation—Retirement Benefits (Topic 715)—Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”. The amendment in this update changes the income statement presentation of net benefit expense and requires restating the Company’s financial statements for each of the earlier periods presented in annual and interim financial statements. The amendment requires that only the service cost component of net benefit expense be included in the Compensation and benefits line on the income statement. The other components of net benefit expense will be required to be presented outside of the Compensation and benefits line and will be presented in other operating expense. The total Operating expenses will not change. The new standard also changes the components of net benefit expense that are eligible for capitalization when employee costs are capitalized in connection with various activities, such as internally developed software, construction-in-progress, and loan origination costs. The amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The amendments in this update is to be applied retrospectively for the presentation of the service cost component and the other components of net periodic pension cost and net periodic postretirement benefit cost in the income statement and prospectively, on and after the effective date, for the capitalization of the service cost component of net periodic pension cost and net periodic postretirement benefit in assets. The bank expects to adopt the guidance in fiscal 2019. This guidance is not expected to impact the Bank’s financial condition and results of operations.

In March 2017, the FASB issued ASU 2017-08 “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20)—Premium Amortization on Purchased Callable Debt Securities”. This update amends the amortization period for certain purchased callable debt securities held at a premium. The update requires entities to amortize premiums on debt securities by the first call date when the securities have fixed and determinable call dates and prices. ASU 2017-08 does not change the accounting for discounts, which continue to be recognized over the contractual life of a security. The amendments in the ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period but such adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. Adoption of the ASU is on a modified retrospective basis through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. The bank expects to adopt the guidance in fiscal 2020. The impact of this ASU will depend upon the position of purchased callable debt securities held at a premium on date of adoption.

In May 2017, the FASB issued ASU 2017-09 “Compensation—Stock Compensation (Topic 718)—Scope of Modification Accounting.” The amendment in this update clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. Under ASU 2017-09, an entity will not apply modification accounting to a share-based payment award if all of the following are the same immediately before and after the change: (i) the award’s fair value, (ii) the award’s vesting conditions and (iii) the award’s classification as an equity or liability instrument. The amendments in the ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Bank expects to adopt the guidance in fiscal 2019. The impact of this update will depend upon the modification, if any, to the terms or conditions of a share-based payment award on or after adoption of the guidance in fiscal 2019.

In August 2017, the FASB issued ASU No. 2017-12 “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities”. The amendment in the update better aligns the accounting and reporting of hedging relationships with the economics of risk management activities. ASU 2017-12 provides administrative reliefs to simplify the application of hedge accounting. The amendments in the ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The transition requirements and elections in this update is to be applied to hedging relationships existing on the date of adoption. The amendment in the update requires the effect of adoption to be reflected as of the beginning of the fiscal year of adoption. The Bank expects to adopt the guidance in fiscal 2019. This guidance is not expected to impact the Bank’s financial condition and results of operations.

Convenience translation

y. Convenience translation

The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the year ended March 31, 2018 have been translated into U.S. dollars at U.S.$1.00 = Rs. 65.11 as published by the Federal Reserve Board of New York on March 30, 2018. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.